Cash and Cash Equivalents - Reconciliation Between the Changes in Liabilities Arising from Financing Activities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Beginning of period	₽ 463,342
Foreign exchange movement	(19,241)	₽ 25,775	₽ (4,237)
End of period	436,825	463,342
Loans and Borrowings [member]
Disclosure of financial liabilities [line items]
Beginning of period	418,832	439,893	445,809
Cash flows	(42,831)	(52,951)	(42,480)
Foreign exchange movement	(17,636)	24,167	(3,942)
Other changes, including interest	30,157	7,723	40,506
End of period	388,522	418,832	439,893
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Beginning of period	8,293	9,354	10,596
Cash flows	(3,488)	(3,892)	(4,801)
Foreign exchange movement	(38)	83	(67)
Other changes, including interest	12,588	2,748	3,626
End of period	17,355	8,293	9,354
Deferred payments for acquisition of assets [member]
Disclosure of financial liabilities [line items]
Beginning of period	1,430	1,680	1,052
Cash flows	(341)	(629)	(455)
Other changes, including interest	62	379	1,083
End of period	1,151	1,430	1,680
Effects of sale and lease back transaction [member]
Disclosure of financial liabilities [line items]
Cash flows	234
Other changes, including interest	14
End of period	248
Put option of Gazprombank [member]
Disclosure of financial liabilities [line items]
Beginning of period	44,056	40,260	36,198
Other changes, including interest	4,145	3,796	4,062
End of period	48,201	44,056	40,260
Other current financial liabilities [member]
Disclosure of financial liabilities [line items]
Beginning of period		734
Cash flows		(442)
Changes in fair value		(292)	(81)
Other changes, including interest			815
End of period			734
Deferred consideration paid for the acquisition of subsidiaries in prior periods [member]
Disclosure of financial liabilities [line items]
Beginning of period	381	4,010	8,032
Cash flows	(361)	(3,968)	(3,652)
Foreign exchange movement	₽ (20)	339	(370)
End of period		₽ 381	₽ 4,010